Debt - Additional Information (Details) - USD ($)									1 Months Ended	5 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Aug. 20, 2020	Jun. 06, 2020	May 26, 2020	Apr. 08, 2020	Mar. 31, 2020	Jun. 30, 2019	Dec. 31, 2018	Oct. 31, 2017	Dec. 31, 2018	Dec. 15, 2017	Oct. 16, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Apr. 22, 2020	Nov. 19, 2018	Jul. 31, 2017	Aug. 30, 2015
Debt Instrument [Line Items]
Debt Instrument, Face Amount												$ 255,000,000
Effective Percentage Interest Rate														15.58%
Payment of Upfront fees														$ 108,000,000
Proceeds from Issuance of Warrants														46,000,000
Debt Instrument, Maturity Date												Sep. 18, 2020
Proceeds from the issuance of debt												$ 31,910,000		$ 0	$ 5,940,000
Debt instrument, Conversion price												$ 43.3039		$ 43.3039
Loss on extinguishment of debt												$ 866,000	$ 6,124,000	$ 6,124,000	0
Unamortized financing costs and discount												86,000,000		146,000
Debt Instrument carrying amount														9,492,000					$ 1,500,000
Payments of Financing Costs												361,000,000
Amortized of non-cash interest expense												235,000,000
Line of Credit Facility, Remaining Borrowing Capacity												1,400,000		1,400,000
Line of Credit Facility, Maximum Borrowing Capacity												5,400,000		5,400,000
Proceeds from Lines of Credit											$ 2,200,000
Debt instrument Settled amount														58,000,000	58,000,000
Newly issued Warrants														46,000,000
Line of credit outstanding current							$ 549,000		$ 549,000			52,000	$ 51,000	51,000	549,000
Amended Bridge Note [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Warrants												525,000,000
Loss on extinguishment of debt						$ 6,000,000.0
Debt Instrument, Interest Rate, Stated Percentage																			3.00%
Effective interest rate																			3.00%
Debt instrument Settled amount						$ 58,000,000
Newly issued Warrants												525,000,000
Long term debt maturity date																			Aug. 11, 2016
Senior Secured Notes [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Warrants												253,000,000
Short-term Debt, Refinanced, Amount												55,000,000
Newly issued Warrants												253,000,000
Vehicle loan [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity								$ 73,000
Line of Credit Facility, Interest Rate During Period								5.99%
Long term debt maturity date								Nov. 10, 2022
Debt instrument frequency of periodic payment								60 monthly
Debt instrument date of first required payment								Dec. 10, 2017
Additional Equipment Loan [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							$ 182,000		$ 182,000						$ 182,000
Line of Credit Facility, Interest Rate During Period							5.89%
Long term debt maturity date							Nov. 14, 2023		Nov. 14, 2023						Nov. 14, 2023
Debt instrument frequency of periodic payment							60 monthly installments
Debt instrument date of first required payment							Nov. 14, 2018
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																	$ 500,000
Line of credit outstanding current							$ 500,000,000		$ 500,000,000						$ 500,000,000
Revolving Credit Facility [Member] | Wall Street Journal [Member]
Debt Instrument [Line Items]
Debt instrument description of variable interest rate spread									prime rate (Index)
Equipment and Loan Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument carrying amount							3,957,000		$ 3,957,000					1,281,000	3,957,000
Line of Credit Facility, Current Borrowing Capacity												4,000,000		4,000,000.0
Debt Instrument, Interest Rate, Stated Percentage																		10.35%
Effective interest rate																		10.35%
Equipment and Loan Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Effective Percentage Interest Rate																		13.96%
Equipment and Loan Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Effective Percentage Interest Rate																		10.37%
Equipment and Loan Agreement [Member] | Three Promissory Note [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit										$ 3,200,000
Paycheck Protection Program Note [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment, Principal	$ 7,820,000
Debt Instrument, Interest Rate, Stated Percentage																1.00%
Effective interest rate																1.00%
Debt Instrument, Periodic Payment	7,840,000
Debt Instrument, Periodic Payment, Interest	$ 26,000,000
Paycheck Protection Program Note [Member] | Silicon Valley Bank [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																$ 7,800,000
Equity investment option 1 [Member]
Debt Instrument [Line Items]
Minuimum Equity investment												25,000,000		25,000,000
Equity investment option 2 [Member]
Debt Instrument [Line Items]
Minuimum Equity investment												10,000,000		10,000,000
Equity investment option 3 [Member]
Debt Instrument [Line Items]
Minuimum Equity investment												30,000,000		$ 30,000,000
Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment, Principal					$ 20,000,000							$ 5,000,000
Repayments of Debt			$ 3,000,000	$ 17,000,000
Twenty seventeen Note [Member]
Debt Instrument [Line Items]
Effective Percentage Interest Rate												15.68%		15.68%
Payment of Upfront fees												$ 382,000,000		$ 382,000,000
Proceeds from Issuance of Warrants												480,000,000		480,000,000
Minimum Liquidity amount														2,000,000.0
Debt Instrument, Annual Principal Payment					3,600,000
Debt Instrument carrying amount							11,648,000		11,648,000					5,304,000	11,648,000
Newly issued Warrants												480,000,000		480,000,000
Twenty seventeen Note [Member] | Senior Secured Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount												$ 15,000,000		$ 15,000,000
Debt Instrument, Interest Rate												12.50%		12.50%
Twenty Eighteen Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount														$ 3,000,000
Debt Instrument, Interest Rate														12.50%
Effective Percentage Interest Rate												15.58%
Payment of Upfront fees												$ 108,000,000
Proceeds from Issuance of Warrants												46,000,000
Minimum Liquidity amount												2,000,000
Debt Instrument, Annual Principal Payment					$ 2,400,000
Debt Instrument carrying amount							$ 3,000,000		$ 3,000,000					$ 2,707,000	$ 3,000,000
Newly issued Warrants												46,000,000
Twenty Eighteen Notes [Member] | Senior Secured Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount												$ 3,000,000
Debt Instrument, Interest Rate												12.50%
New Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate												12.50%		12.50%
Minimum Liquidity amount												$ 5,000,000		$ 5,000,000
Proceeds from the issuance of debt		$ 10,000,000
Debt Instrument,Term												48 months		48 months
Line of Credit Facility, Commitment Fee Percentage												1.50%		1.50%
Debt Instrument carrying amount												$ 30,000,000
Discount on issue of warrants												$ 1,200,000
New Notes [Member] | Series A Convertible Preferred shares [Member]
Debt Instrument [Line Items]
Debt Instrument percentage												10.00%